Offsets	Nov. 13, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Decoy Therapeutics Inc. (formerly Salarius Pharmaceuticals, Inc.)
Form or Filing Type	S-3
File Number	333-289646
Initial Filing Date	Aug. 15, 2025
Fee Offset Claimed	$ 576.25
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,763,889.00
Termination / Withdrawal Statement	(2) On August 15, 2025, the registrant filed a registration statement on Form S-3 (File No. 333-289646) (the "2025 Registration Statement") registering $3,763,889 of new securities, for which it paid a filing fee of $576.25. The 2025 Registration Statement was never declared effective, no securities were sold under it, and the registrant withdrew it on June 5, 2026. The 2025 Registration Statement's proposed carry forward, pursuant to Rule 415(a)(6), of unsold securities under the 2022 Registration Statement (as defined below) never became effective. Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting the $576.25 fee against the fee due for this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Decoy Therapeutics Inc. (formerly Salarius Pharmaceuticals, Inc.)
Form or Filing Type	S-3
File Number	333-266589
Initial Filing Date	Aug. 05, 2022
Fee Offset Claimed	$ 3,773.75
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 40,709,277.00
Termination / Withdrawal Statement	(3) On August 5, 2022, the registrant filed a registration statement on Form S-3 (File No. 333-266589), declared effective on August 16, 2022 (the "2022 Registration Statement"), registering $50,000,000 of securities, for which it paid a filing fee of $4,635.00. The offering under the 2022 Registration Statement terminated on February 12, 2026, with securities having an aggregate offering price of $43,636,112.91 unsold, representing $4,045.07 of the fee paid. Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting $3,773.75 of that fee, associated with $40,709,277 of such unsold securities, against the remaining fee due for this registration statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Salarius Pharmaceuticals, Inc
Form or Filing Type	S-3
File Number	333-289646
Filing Date	Aug. 15, 2025
Fee Paid with Fee Offset Source	$ 576.25
Offset Note	(2) On August 15, 2025, the registrant filed a registration statement on Form S-3 (File No. 333-289646) (the "2025 Registration Statement") registering $3,763,889 of new securities, for which it paid a filing fee of $576.25. The 2025 Registration Statement was never declared effective, no securities were sold under it, and the registrant withdrew it on June 5, 2026. The 2025 Registration Statement's proposed carry forward, pursuant to Rule 415(a)(6), of unsold securities under the 2022 Registration Statement (as defined below) never became effective. Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting the $576.25 fee against the fee due for this registration statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Salarius Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-266589
Filing Date	Aug. 05, 2022
Fee Paid with Fee Offset Source	$ 4,635.00
Offset Note	(3) On August 5, 2022, the registrant filed a registration statement on Form S-3 (File No. 333-266589), declared effective on August 16, 2022 (the "2022 Registration Statement"), registering $50,000,000 of securities, for which it paid a filing fee of $4,635.00. The offering under the 2022 Registration Statement terminated on February 12, 2026, with securities having an aggregate offering price of $43,636,112.91 unsold, representing $4,045.07 of the fee paid. Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting $3,773.75 of that fee, associated with $40,709,277 of such unsold securities, against the remaining fee due for this registration statement.